Net Income or Loss per Limited Partner Unit - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Dilutive potential units (in shares)	1,105	7,038	10,574